Investment Objectives and Goals	Oct. 16, 2025
Calamos Phineus Long/Short Fund | Calamos Phineus Long/Short Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Phineus Long/Short Fund
Calamos Growth Fund | Calamos Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Growth Fund